(Delaware Emerging Markets Debt Fund)
What are the Fund's investment objectives?
Delaware Emerging Markets Debt Fund primarily seeks current income and secondarily capital appreciation.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account" on page 16, and in the Fund's statement of additional information under the section entitled "Purchasing shares" on page 41.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware Emerging Markets Debt Fund)	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware Emerging Markets Debt Fund)		Class A	Class C	Class R	Institutional Class
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses	[1]	1.19%	1.19%	1.19%	1.19%
Total annual fund operating expenses		2.19%	2.94%	2.44%	1.94%
Fee waivers and expense reimbursements	[2]	(0.94%)	(0.94%)	(0.94%)	(0.94%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.25%	2.00%	1.50%	1.00%
[1]	"Other expenses" are based on estimates for the current fiscal year.
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.00% of the Fund's average daily net assets from Sept. 30, 2013 to Nov. 28, 2014. The waiver and reimbursement may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware Emerging Markets Debt Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	572	1,018	1,490	2,790
Class C	303	821	1,465	3,195
Class R	153	671	1,216	2,705
Institutional Class	102	518	960	2,188

Expense Example, No Redemption (Delaware Emerging Markets Debt Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	203	821	1,465	3,195

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets (80% policy) in a wide variety of performing interest bearing debt instruments issued by borrowers in emerging markets. These debt instruments will be composed primarily of bonds, sovereign and corporate loans, notes, bilateral debt between governments, Paris Club debt, convertible bonds, global depository receipts, promissory notes, bills of exchange, overdrafts, drafts drawn under letters of credit, which may be syndicated, direct or restructured debt. These debt instruments will be denominated primarily in the currencies of members of the Organization for Economic Cooperation and Development (OECD) and in other emerging markets' currencies and may include a significant percentage of high yield (junk) bonds. Emerging market countries include those currently considered to be developing or emerging countries by the World Bank, the United Nations, the countries' governments, countries in the JPMorgan Corporate Emerging Markets Bond Index, or the in the judgment of the Fund's portfolio manager. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Changes in the rate of growth of an emerging market country's economy are frequently due to changes in tax revenues, government expenditures, demands for goods and services, corporate sales, manufacturing costs, and the underlying rate of inflation. Any and all of these factors may have a direct or indirect impact on the creditworthiness of sovereign, quasi-sovereign, and corporate debt issuers in the affected country, which may result in changes in the market valuations for emerging market debt held by the Fund. The Fund's net weighted average maturity will generally be three or four years. While there is no percentage limit on the amount of the Fund's assets that may be invested in high yield (junk) bonds, the portfolio manager generally expects that 50% of the Fund's assets will be invested in high yield (junk) bonds.

The Fund may also use a wide variety of derivative instruments, including credit linked notes, credit default swaps, futures, and options. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the Fund without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to affect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivative instruments to 20% of net assets. The Fund's investment manager, Delaware Management Company (Manager), may also establish short positions in an attempt to isolate, manage, or reduce the risk of individual positions, or positions in the aggregate, or to take advantage of an anticipated deterioration in the creditworthiness of an issuer. The Fund generally does not intend to invest directly in equities, although it may purchase convertible bonds and debt instruments with warrants on equities. The Fund may employ leverage, such as reverse repurchase transactions, to attempt to take advantage of or increase the total return of attractive investment opportunities.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Fixed income risk — The risk that bonds may decrease in value if interest rates increase (interest rate risk), a fund's income will decline because of falling interest rates (income risk), an issuer may be unable to make principal and interest payments when due (credit risk), and a bond may be prepaid prior to maturity (prepayment risk).

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Short sales risk — The risk that a fund may lose more money than the actual cost of its investment and that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Government and regulatory risk —The risk that government or regulatory changes affecting global debt markets may have a significant impact on fund performance.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

How has Delaware Emerging Markets Debt Fund performed?

A privately offered fund managed by the Fund's portfolio manager was reorganized into the Fund and the Fund commenced operations on Sept. 30, 2013. This privately offered fund commenced operations on Nov. 3, 2010 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (1940 Act). As a result, the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund's performance for the periods prior to its commencement of operations on Sept. 30, 2013 is that of the privately offered fund. Because the privately offered fund was a master fund that did not charge any management or other asset based fees, the privately offerd fund's performance shown below has been restated, on a one-time basis, to reflect the fees, expenses, and waivers and reimbursements for each class of the Fund at the commencement of the Fund's operations. If the performance of the privately offered fund had not been restated, the performance for such classes may have been higher than the performance shown in the bar chart and average annual total returns table below.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918.

Year-by-year total return (Class A)

As of June 30, 2013, the Fund's Class A shares had a calendar year-to-date return of -0.22%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 6.36% for the quarter ended March 31, 2012 and its lowest quarterly return was -1.03% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this sales charge were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2012
Average Annual Total Returns (Delaware Emerging Markets Debt Fund)	1 Year	Since inception (11/3/10)
Class A	10.56%	8.47%
Class A return after taxes on distributions	10.56%	8.47%
Class A return after taxes on distributions and sale of Fund shares	6.86%	7.25%
Class C	13.91%	9.98%
Class R	15.48%	10.53%
Institutional Class	16.06%	11.08%
JP Morgan Corporate Emerging MarketsBond Index Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)	15.02%	7.39%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.